Label	Element	Value
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(300.00%)
Direxion Daily 7-10 Year Treasury Bear 3X Shares | 4.625%, 2035-02-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.30%
Direxion Daily 7-10 Year Treasury Bear 3X Shares | 4.375%, 2034-05-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.30%
Direxion Daily 7-10 Year Treasury Bear 3X Shares | 4.250%, 2034-11-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.20%
Direxion Daily 7-10 Year Treasury Bear 3X Shares | 4.250% 2035-05-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.20%
Direxion Daily 7-10 Year Treasury Bear 3X Shares | 4.250% 2035-08-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.10%
Direxion Daily 7-10 Year Treasury Bear 3X Shares | 4.500%, 2033-11-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.90%
Direxion Daily 7-10 Year Treasury Bear 3X Shares | 4.000%, 2034-02-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.90%
Direxion Daily 7-10 Year Treasury Bear 3X Shares | 3.875%, 2034-08-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.90%
Direxion Daily 7-10 Year Treasury Bear 3X Shares | 3.875%, 2033-08-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.10%
Direxion Daily 7-10 Year Treasury Bear 3X Shares | 4.125%, 2032-11-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.70%
Direxion Daily 7-10 Year Treasury Bear 3X Shares | Total Return Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(300.00%)